RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

		September 30,	December 31,
Name of Party	Receivable / Payable	2024	2023
Will Gray	Payable (note)	$75,000	$170,000
Will Gray	Payable (expenses)	3,119	6,464
Mike Rugen	Payable (consulting fees and expenses)	—	21,115
Joel Solis	Payable (note)	—	175,000
Joel Solis	Payable (Bridge Financing Debentures – principal)	720,000	—
Joel Solis	Payable (Bridge Financing Debentures – interest)	18,200	—
Adrian Beeston	Payable (note)	25,000	—
Adrian Beeston	Payable (Bridge Financing Debentures – principal)	27,500	—
Adrian Beeston	Payable (Bridge Financing Debentures – interest)	985	—
Liberty Pump & Supply, Co.	Payable (field operations, insurance)	668,616	393,072
Tall City Well Service	Payable (field operations)	154,531	120,462
Total	Payable	$1,692,951	$886,113

		Year Ended	Year Ended
Name of Party	Nature of Transaction	December 31, 2023	December 31, 2022
Will Gray	Advances from (to) related party, net	170,000	168,342
Joel Solis	Advances from (to) related party, net	175,000	—
Will Gray	Consulting fees	348,000	339,047
Mike Rugen(1)	Consulting fees	40,000	—
Joel Solis	Reassignment of liability	70,000	70,000
Melius Energy LLC	Repayment (advance) — related party	19,000	(50,000)
Melius Energy LLC(2)	Exchange of AR for ORRI	969,809	—
High Desert Resources, LLC	Consulting fees and associated costs	—	12,230
High Desert Resources, LLC	Repayment (advance) — related party	68,000	—
Liberty Pump & Supply, Co.	Oilfield services and insurance	234,251	116,893
Tall City Well Service	Oilfield services	105,967	136,954
(1)	Mr. Rugen was named the Company’s CFO effective November 1, 2023. The costs in the table represent consulting fees incurred from November1, 2023 through December 31, 2023.
(2)	Exchange of accounts receivable owed to the Company for ORRI in Melius properties (See NOTE 5)

		As of	As of
Name of Party	Receivable / Payable	December 31, 2023	December 31, 2022
Will Gray	Receivable	$—	$157,292
Melius Energy LLC	Receivable	—	988,809
High Desert Resources, LLC	Receivable	—	50,695
Total	Receivable	$—	$1,196,796
Will Gray	Payable (note)	$170,000	$160,000
Will Gray	Payable (expenses)	6,464	—
Mike Rugen	Payable (consulting fee and expenses)	21,115	—
Joel Solis	Payable (note)	175,000	70,000
Liberty Pump & Supply, Co.	Payable (field operations, insurance)	393,072	158,821
Tall City Well Service	Payable (field operations)	120,462	14,495
Total	Payable	$886,113	$403,316